SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
12. SUBSEQUENT EVENTS
On March 1, 2026, Rallybio entered into an Agreement and Plan of Merger and Reorganization with Candid pursuant to which the parties intended to undertake a business combination.
On May 3, 2026, Candid terminated the Merger Agreement concurrently with entering into a Permitted Alternative Agreement (as defined in the Merger Agreement) with UCB. As a result of the termination of the Merger Agreement, Rallybio was paid on May 4, 2026 a $50.0 million Parent Termination Fee (as defined in the Merger
Agreement
) and was reimbursed $0.4 million for certain expenses. On April 9, 2026, the J&J Collaboration Agreement terminated upon completion of the initial term of the agreement.

14. SUBSEQUENT EVENTS
Share Price and Reverse Split
On February 24, 2025, the Company received a notification letter from The Nasdaq Stock Market LLC (“Nasdaq”) Listing Qualifications Department notifying the Company that the closing bid price of the Company’s shares of common stock was below the minimum closing bid price of $1.00 per share during the prior 30 consecutive business days (the “Notice”), as required for continued listing on the Nasdaq. Pursuant to Nasdaq’s Listing Rules, the Company had until August 25, 2025 (the “Initial Compliance Date”) to regain compliance with the minimum closing bid price requirement. As of the Initial Compliance Date, the Company had not regained compliance with the minimum closing bid price requirement.
On August 26, 2025, Nasdaq notified the Company that it had approved the Company’s application to transfer its listing to the Nasdaq Capital Market and that the Company is eligible for an additional 180 calendar day period, or until February 23, 2026 (the “Second Compliance Date”), to regain compliance with the minimum closing bid price requirement. At the opening of business on August 29, 2025, the Company’s common stock was transferred to the Nasdaq Capital Market, which operates in substantially the same manner as the Nasdaq Global Select Market, where it will continue to trade under the symbol “RLYB.”

On January 26, 2026, the Company’s stockholders approved a proposal to amend its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) with the Secretary of State of the State of Delaware to effect a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 at a ratio of
1-for-8.
Pursuant to the Certificate of Amendment, the Reverse Stock Split became effective at 12:01 a.m., Eastern Time, on February 6, 2026 and began trading on a post-split basis under CUSIP number 75120L 209.
All common share, per share and related information included in the accompanying financial statements and footnote disclosures have been adjusted retroactively, where applicable, to reflect the Reverse Stock Split.
On February 24, 2026, Rallybio received a letter from Nasdaq notifying the Company it had regained compliance with the Nasdaq’s Listing Rules and that it complies with the requirements for continued listing.
Proposed Merger with Candid Therapeutics
On March 1, 2026, Rallybio entered into the Merger Agreement with Candid, a clinical-stage biotechnology company advancing a leading portfolio of TCE therapeutics for autoimmune diseases, and the Merger Sub. Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will be merged with and into Candid, with Candid surviving as a wholly owned subsidiary of the Merger. The Merger is intended to qualify as a tax-free
reorganization for U.S. federal income tax purposes.
Subject to the terms and conditions of the Merger Agreement, at the Effective Time, (a) each then-outstanding share of common stock or preferred stock of Candid Share (excluding any share described in clauses (b) or (c) below and Candid Shares held by stockholders who have exercised and perfected appraisal rights for such shares) will be converted into the right to receive a number of shares of Rallybio Common Stock, par value $0.0001 per share, calculated in accordance with the Exchange Ratio, (b) each Candid Share issued in the Concurrent Financing will be converted into the right to receive a number of shares of Rallybio Common Stock calculated in accordance with the Concurrent Financing Exchange Ratio, (c) any Candid Shares held as treasury shares or held or owned by Rallybio, Merger Sub or any subsidiary of Rallybio or Candid immediately prior to the Effective Time will be canceled and shall cease to exist, and no consideration shall be delivered in exchange therefor. Each then-outstanding option to purchase Candid Shares will be converted into an option to purchase Rallybio Common Stock, subject to adjustment as set forth in the Merger Agreement.
Concurrently with the execution and delivery of the Merger Agreement, certain investors entered into a subscription agreement with Candid, pursuant to which such investors have agreed to purchase, immediately prior to the Merger, shares of Candid common stock representing an aggregate commitment of approximately
$505.5 million in the Concurrent Financing. The shares of Candid common stock that are issued in the Concurrent Financing will be or will have the right to be, respectively, converted into shares of Rallybio common stock in the Merger.
Under the Exchange Ratio and Concurrent Financing Exchange Ratio formulas in the Merger Agreement, immediately after the Closing, on a pro forma basis and based upon the number of shares of Rallybio Common Stock expected to be issued in connection with the Merger
,
pre-Merger
equityholders of Candid (other than investors in the Concurrent Financing) are expected to own approximately 57.55% of the combined company, pre-Merger
equityholders of Rallybio are expected to own approximately 3.65% of the combined company and the Investors in the Concurrent Financing are expected to own approximately 38.80% of the combined company (assuming proceeds from the Concurrent Financing of $505.5 million), in each case, calculated on a fully diluted basis, using the treasury stock method, and subject to certain assumptions, including (i) a valuation for Rallybio of $47.5 million (assuming Rallybio has net cash (“Rallybio Net Cash”) of $37.5 million as of the closing of the Merger (the “Closing” and such date, the “Closing Date”)), (ii) a fixed valuation for Candid of $750.0 million, and (iii) the relative capitalization of Rallybio and Candid.

The percentage of the combined company that each party’s equity holders will own following the Closing is subject to certain adjustments as described in the Merger Agreement, including the amount of the final Rallybio Net Cash at Closing.
Immediately prior to the Effective Time, Rallybio and a rights agent are expected to enter into the CVR Agreement, pursuant to which holders of record of certain Rallybio securities as of the close of business on the last business day prior to the day on which the Effective Time occurs will receive one contingent value right (each, a “CVR”) for each outstanding share of Rallybio Common Stock, prefunded warrant, Rallybio restricted stock unit or In the Money Parent Option (as defined in the CVR Agreement) held as of such date. Pursuant to the CVR Agreement, each CVR holder will be entitled to receive their pro rata share of (i) all of the net proceeds (including cash the value of stock to the extent listed on a national exchange, at the time of disposition), if any, received by Rallybio as a result of payments made to Rallybio of any upfront, milestone, royalty and other payments received under any disposition agreement related to Rallybio’s Legacy Assets, and (ii) all of the cash proceeds, if any, received from Recursion under the Membership Interest Purchase Agreement, dated July 8, 2025, by and among Recursion, Exscientia Ventures I, Inc., Rallybio Corporation and Rallybio IPB, LLC. For a period of one year after the Closing Date, Rallybio will use commercially reasonable efforts to effect the disposition of the Legacy Assets. Such net proceeds will be subject to certain permitted deductions, including for applicable tax payments, certain expenses incurred or other liabilities borne by Rallybio or its affiliates in respect of the Legacy Assets, and losses incurred by Rallybio or its affiliates due to a third-party proceeding in connection with such disposition.